Income Taxes - Significant Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Intangible assets	$ 10,222	$ 9,893
Net operating loss carryforwards	105,304	84,995
Federal and state credit carryforwards	2,173	2,131
Plant and equipment, due to depreciation and impairment	1,023	1,038
Inventory reserves	927	1,071
Other deductible temporary differences	5,548	3,569
Total gross deferred tax assets	125,197	102,697
Less valuation allowance	(125,197)	(102,697)
Net deferred tax assets	$ 0	$ 0